Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2019-B	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2019

A.	DATES	Begin	End	# days

1	Payment Date		1/15/2020
2	Collection Period	12/1/2019	12/31/2019	31
3	Monthly Interest Period-Actual	12/16/2019	1/14/2020	30
4	Monthly Interest - Scheduled	12/15/2019	1/14/2020	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	100,000,000.00	22,923,270.93	-	-	14,131,689.15	8,791,581.78	0.0879158
6	Class A-2a Notes	198,300,000.00	198,300,000.00	-	-	-	198,300,000.00	1.0000000
7	Class A-2b Notes	100,000,000.00	100,000,000.00	-	-	-	100,000,000.00	1.0000000
8	Class A-3 Notes	278,300,000.00	278,300,000.00	-	-	-	278,300,000.00	1.0000000
9	Class A-4 Notes	81,430,000.00	81,430,000.00	-	-	-	81,430,000.00	1.0000000
10	Total Class A Notes	758,030,000.00	680,953,270.93	-	-	14,131,689.15	666,821,581.78
11	Class B Notes	40,500,000.00	40,500,000.00	-	-	-	40,500,000.00	1.0000000

12	Total Notes	$798,530,000.00	721,453,270.93	$0.00	$0.00	$14,131,689.15	707,321,581.78

	Overcollateralization
13	Exchange Note	55,808,444.14	52,021,217.76				51,173,316.41
14	Series 2019-B Notes	75,802,291.54	93,545,807.37				94,393,708.72

15	Total Overcollateralization	131,610,735.68	145,567,025.13				145,567,025.13
16	Total Target Overcollateralization	$145,567,025.13	145,567,025.13				145,567,025.13

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		2.15103%	41,090.54	0.4109054	14,131,689.15	141.3168915	0.00
18	Class A-2a Notes		2.05000%	338,762.50	1.7083333	0.00	0.0000000	0.00
19	Class A-2b Notes	1.73975%	1.99975%	166,645.83	1.6664583	0.00	0.0000000	0.00
20	Class A-3 Notes		2.03000%	470,790.83	1.6916667	0.00	0.0000000	0.00
21	Class A-4 Notes		2.07000%	140,466.75	1.7250000	0.00	0.0000000	0.00
22	Total Class A Notes			1,157,756.45	1.5273227	14,131,689.15	18.6426515	0.00
23	Class B Notes		2.13000%	71,887.50	1.7750000	0.00	0.0000000	0.00

24	Totals			1,229,643.95	1.5398845	14,131,689.15	17.6971299	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	874,332,291.54	814,999,078.30	801,715,290.50

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	6.85%	6.85%
27	Aggregate Securitization Value	930,140,735.68	852,888,606.91
28	Aggregate Base Residual Value (Not Discounted)	671,102,471.35	644,472,500.19

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	93	684,886.75
30	Turn-in Ratio on Scheduled Terminations			34.41%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	34,926	867,020,296.06
32	Depreciation/Payments		(7,832,489.77)
33	Gross Credit Losses	(63)	(1,556,220.75)
34	Early Terminations — Regular	(7)	(166,321.38)
35	Scheduled Terminations — Returned	(35)	(743,845.10)
36	Payoff Units & Lease Reversals	(154)	(3,832,812.15)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	34,667	852,888,606.91

World Omni Automobile Lease Securitization Trust 2019-B	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2019

C.	SERVICING FEE

39	Servicing Fee Due	722,516.91

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(11,651.55)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,650,703.68
43	Beginning Reserve Account Balance	4,650,703.68
44	Ending Reserve Account Balance	4,650,703.68

E.	POOL STATISTICS
	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	34,232	99.08%	841,547,261.39
46	31 - 60 Days Delinquent	246	0.71%	6,549,897.09
47	61 - 90 Days Delinquent	60	0.18%	1,547,035.60
48	91 -120 Days Delinquent	11	0.03%	304,075.32
49	121+ Days Delinquent	-	-	-

50	Total	34,549	100.00%	849,948,269.40

51	Total 61+ Delinquent as % End of Period Securitization Value	0.22%
52	Delinquency Trigger Occurred	NO

53	Prepayment Speed (1 Month)	0.46%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	42	910,166.48
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(924,306.50)
56	Less: Excess Wear and Tear Received in Current Period		(2,211.68)
57	Less: Excess Mileage Received in Current Period		(4,100.40)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units	(20,452.10)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio	-0.03%
60	Prior Period Net Residual Losses/(Gains) Ratio	0.04%
61	Second Prior Period Net Residual Losses/(Gains) Ratio	0.01%
62	Third Prior Period Net Residual Losses/(Gains) Ratio	-0.02%
63	Four Month Average	0.00%

64	Beginning Cumulative Net Residual Losses	4,791.58
65	Current Period Net Residual Losses	(20,452.10)

66	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units	(15,660.52)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value	0.00%

	Credit Losses:	Units	Amounts
68	Aggregate Securitization Value on charged-off units	63	1,556,220.75
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,068,735.44)

70	Current Period Net Credit Losses/(Gains)		487,485.31

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		0.67%
72	Prior Period Net Credit Losses/(Gains) Ratio		0.37%
73	Second Prior Period Net Credit Losses/(Gains) Ratio		0.29%
74	Third Prior Period Net Credit Losses/(Gains) Ratio		0.01%
75	Four Month Average		0.34%

76	Beginning Cumulative Net Credit Losses		487,615.29
77	Current Period Net Credit Losses		487,485.31

78	Ending Cumulative Net Credit Losses		975,100.60

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.10%

World Omni Automobile Lease Securitization Trust 2019-B	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2019

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

80	Lease Payments Received	12,966,036.91
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	785,856.11
82	Liquidation Proceeds, Recoveries & Expenses	707,198.40
83	Insurance Proceeds	361,537.04
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	144,762.47
85	Payoff Payments	4,165,332.67
86	All Other Payments Received	-

87	Collected Amounts	19,130,723.60

88	Investment Earnings on Collection Account	27,509.76

89	Total Collected Amounts - Available for Distribution	19,158,233.36

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	722,516.91
91	Interest on the Exchange Note - to the Trust Collection Account	1,446,623.36
92	Principal on the Exchange Note - to the Trust Collection Account	13,283,787.80
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,705,305.29
94	Remaining Funds Payable to Trust Collection Account	-

95	Total Distributions	19,158,233.36

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	18,435,716.45

97	Investment Earnings on Reserve Account	6,719.25

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	18,442,435.70

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	36,125.85
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	1,157,756.45
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	71,887.50
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	14,131,689.15
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificate holder	3,044,976.75

110	Total Distributions	18,442,435.70

COMPLIANCE WITH EUROPEAN UNION RISK RETENTION RULES

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omni Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2019-B, and (ii) the residual interest in the 2019-B  Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2019-B Reference Pool (each as defined in the Indenture). World Omni has not (and has not permitted WOAL or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.